Income Tax (Details) - Schedule of valuation allowance - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of valuation allowance [Abstract]
Balance at the beginning of the year	¥ 71,393	¥ 53,854
Business combination		4,069
Disposal of subsidiaries		(4,394)
Addition/(decrease) during the year	75,078	25,457
Reversal		(7,593)
Balance at the end of the year	¥ 146,471	¥ 71,393